Expense Example - SoFi Social 50 Income ETF [Member]	Jun. 18, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	$ 230